Leases (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Lease Commitments
Summary of future annual minimum payments required under lease obligations

Twelve months ended March 31,
2021	$20,442,099
2022	215,164
Total	20,657,263
Less amount representing interest	(70,192)
20,587,071
Current portion	(20,421,195)
Long-term portion	$165,876

2020	$19,813,539
2021	255,652
Total	20,069,191
Less amount representing interest	(86,198)
19,982,993
Current portion	(19,749,854)
Long-term portion	$233,139

Summary of minimum annual lease commitments under noncancelable leases
Twelve months ended March 31,
2021	$16,547,233
2022	11,746,784
2023	9,823,064
2024	8,316,930
2025	6,390,029
Thereafter	17,668,659
Total minimum payments required (a)	$70,492,699
(a)	Minimum payments have not been reduced by minimum sublease rentals of $2,712,886 due in the future under noncancelable subleases.

2020	$12,291,753
2021	7,811,982
2022	5,632,124
2023	4,492,642
2024	3,082,588
Thereafter	4,036,732
$37,347,821